Additional Information-Financial Statement Schedule II	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE II

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE II

ACORN INTERNATIONAL, INC.

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Year	Charged to/ (Reversed from) Costs and Expenses	Write-off	Other	Balance at End of Year

Allowance for accounts receivable
-2019	$4,023,663	$(25,974)	$(3,381,495)	$(64,999)	$551,195
-2018	$3,978,604	$45,059	$—	$—	$4,023,663
-2017	$3,702,514	$276,090	$—	$—	$3,978,604
Allowance for prepaid advertising expenses
-2019	$318,418	$—	$—	$—	$318,418
-2018	$897,397	$(578,979)	$—	$—	$318,418
-2017	$1,036,904	$(139,507)	$—	$—	$897,397
Allowance for prepaid expenses and current assets
-2019	$637,330	$—	$—	$(10,323)	$627,007
-2018	$310,117	$327,213	$—	$—	$637,330
-2017	$436,348	$(126,231)	$—	$—	$310,117
Allowance for deferred tax assets
-2019	$10,825,754	$(6,258,245)	$(842,896)	$(86,346)	$3,638,267
-2018	$22,932,999	$(12,107,245)	$—	$—	$10,825,754
-2017	$33,012,389	$(10,079,390)	$—	$—	$22,932,999

*Other represents foreign currency translation adjustments